Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions Outstanding	The following amounts were outstanding at 30 June 2024:

	30 June 2024	31 December 2023
	£m	£m
Amounts owed by related parties	83	74

Amounts owed to related parties	(63)	(75)